Legal Proceedings	12 Months Ended
May 03, 2014
Legal Proceedings
18.	Legal Proceedings

The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

The Company records a liability when it believes that it is both probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if proceedings are in the early stages; (iii) if there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) if there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) if there are significant factual issues to be determined or resolved; (vi) if the proceedings involve a large number of parties; (vii) if relevant law is unsettled or novel or untested legal theories are presented; or (viii) if the proceedings are taking place in jurisdictions where the laws are complex or unclear. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any. With respect to the legal matters described below, the Company has determined, based on its current knowledge, that the amount of loss or range of loss, that is reasonably possible including any reasonably possible losses in excess of amounts already accrued, is not reasonably estimable. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows.

The following is a discussion of the material legal matters involving the Company.

PATENT LITIGATION

Barnes & Noble, Inc. and its subsidiaries are subject to allegations of patent infringement by various patent holders, including non-practicing entities, sometimes referred to as “patent trolls,” who may seek monetary settlements from the Company, its competitors, suppliers and resellers. In some of these cases, the Company is the sole defendant. In others, the Company is one of a number of defendants. The Company is actively defending a number of patent infringement suits, and several pending claims are in various stages of evaluation. The following cases are among the patent infringement cases pending against the Company:

Technology Properties Limited et al. v. Barnes & Noble, Inc., et al.

On July 24, 2012, Technology Properties Limited, LLC, Phoenix Digital Solutions, LLC, and Patriot Scientific Corporation (collectively, TPL) submitted a complaint to the U.S. International Trade Commission (ITC), captioned Certain Wireless Consumer Electronics Devices and Components thereof, Inv. No. 337-TA-853, requesting that the ITC institute an investigation pursuant to Section 337 of the Tariff Act of 1930, as amended. The complaint alleges that the sale for importation into the United States, the importation, and/or the sale within the United States after importation of the Company’s NOOKTM products infringe certain claims of U.S. Patent No. 5,809,336 (’336). The complaint also asserts similar claims against the products of 23 other Respondents. The complaint requests that the ITC issue a permanent exclusion order and a permanent cease-and-desist order with respect to these products. On September 24, 2012, the Company filed a response to the complaint, denying that its products infringe the ’336 patent and denying that it has engaged in any action that would constitute unlawful sale for importation into the United States, importation, or sale within the United States after importation. The Company also asserted ten affirmative defenses. On June 3-7, 2013 and June 10-11, 2013, the Administrative Law Judge (ALJ) conducted a hearing in the action. On September 6, 2013, the ALJ issued his Initial Determination on Violation of Section 337 (ID), in which the ALJ found that neither the Company nor any of the other Respondents had violated Section 337. On November 25, 2013, the Commission granted partial review of the ID. On February 19, 2014, the Commission issued its Notice of Commission Determination Finding No Violation of Section 337; Termination of Investigation (Notice). In its Notice, the Commission affirmed the ALJ’s challenged claim constructions and non-infringement findings and, therefore, terminated the investigation. TPL failed to appeal this determination to the Court of Appeals for the Federal Circuit.

Also on July 24, 2012, TPL filed a complaint against the Company in the United States District Court for the Northern District of California. The complaint similarly alleges that the Company is infringing the ’336 patent through the importation and sale in the United States of NOOKTM products. The complaint also alleges that Barnes & Noble is infringing two other patents in the same patent family: U.S. Patent No. 5,440,749 and U.S. Patent No. 5,530,890. On September 26, 2012, the District Court stayed the action pending final resolution of the ITC investigation. On May 19, 2014, the District Court lifted the stay. On June 9, 2014, the Company answered the complaint, denying TPL’s material allegations, asserting several affirmative defenses, and asserting counterclaims for a declaratory judgment of non-infringement and invalidity. A case management conference is scheduled on July 11, 2014.

Adrea LLC v. Barnes & Noble, Inc., barnesandnoble.com llc and Nook Media LLC

On June 14, 2013, Adrea LLC filed a complaint against Barnes & Noble, Inc., barnesandnoble.com llc and Nook Media LLC (B&N) in the United States District Court for the Southern District of New York alleging that various B&N NOOK products and related online services infringe U.S. Patent Nos. 7,298,851, 7,299,501 and 7,620,703. B&N filed its Answer on August 9, 2013, denying infringement and asserting several affirmative defenses. At the same time, B&N filed counterclaims seeking declaratory judgments of non-infringement and invalidity with respect to each of the patents-in-suit. Following the claim construction hearing held on November 1, 2013 (as to which the Court issued a claim construction order on December 1, 2013), the Court set a further amended case management schedule, under which fact discovery was to be (and has been) substantially completed by November 20, 2013, and concluded by December 9, 2013; and expert disclosures and discovery were to be (and have been) completed by January 17, 2014. According to the amended case management schedule, summary judgment motion briefing was to have been, and has now been completed as of February 21, 2014. The final pretrial conference, originally scheduled to be held on February 28, 2014, was adjourned by the Court until April 10, 2014. On that date the summary judgment motions were orally argued to the Court, and the Court reserved decision on such motions until a later date. The parties then discussed various pretrial proceedings with the Court, and the Court set the date of October 6, 2014 for trial.

Commonwealth Scientific and Industrial Research Organisation v. Barnes & Noble, Inc., et al.

On August 27, 2012, Commonwealth Scientific and Industrial Research Organisation (CSIRO) filed a complaint against Barnes & Noble, Inc. and seven other defendants in the United States District Court for the Eastern District of Texas. The complaint alleges that the Company is infringing U.S. Patent No. 5,487,069 (’069 patent). On October 19, 2012, the Company answered the complaint, denying CSIRO’s material allegations, asserting several affirmative defenses, and asserting counterclaims for a declaratory judgment of invalidity and non-infringement. On February 19, 2013, the Company amended its answer to add an affirmative defense that the ’069 patent is unenforceable due to inequitable conduct. On November 23, 2013, the ’069 patent expired. On January 23, 2014, CSIRO served an amended complaint to allege that the Company is infringing the ’069 patent because its products may support the 802.11 ac and draft ac standards. In this amended complaint, CSIRO dropped its request for injunctive relief. On January 23, 2014, the Company served an amended answer to set forth additional Fair, Reasonable and Non-Discriminatory (F/RAND) related defenses and counterclaims: breach of contract, promissory estoppel, and waiver. On February 6, 2014, the Company and CSIRO responded to these amended pleadings.

On April 25, 2013, the District Court entered a discovery order and docket control order. On May 12, 2014, the Magistrate Judge assigned to the action issued a memorandum opinion and order in which the Magistrate Judge construed certain claim terms in the ‘069 patent and recommended denying Defendants’ motion for summary judgment of invalidity on the grounds of indefiniteness as to certain other claim terms in the ‘069 patent. On May 26, 2014, CSIRO filed objections to the Magistrate Judge’s May 12, 2014 memorandum opinion and order. On May 27, 2014, Defendants also filed objections to the Magistrate Judge’s May 12, 2014 memorandum opinion and order. The parties’ objections are still pending before the District Judge overseeing the action. In considering the parties’ objections, the District Judge will conduct a de novo review of the Magistrate Judge’s May 12, 2014 memorandum opinion and order. The District Court has set the trial date for July 6, 2015.

OTHER LITIGATION AND PROCEEDINGS

Kevin Khoa Nguyen, an individual, on behalf of himself and all others similarly situated v. Barnes & Noble, Inc.

On April 17, 2012, a complaint was filed in the Superior Court for the State of California against the Company. The complaint is styled as a nationwide class action and includes a California state-wide subclass based on alleged cancellations of orders for HP TouchPad Tablets placed on the Company’s website in August 2011. The lawsuit alleges claims for unfair business practices and false advertising under both New York and California state law, violation of the Consumer Legal Remedies Act under California law, and breach of contract. The complaint demands specific performance of the alleged contracts to sell HP TouchPad Tablets at a specified price, injunctive relief, and monetary relief, but does not specify an amount. The Company submitted its initial response to the complaint on May 18, 2012, and moved to compel plaintiff to arbitrate his claims on an individual basis pursuant to a contractual arbitration provision on May 25, 2012. The Company has also moved to dismiss the complaint and moved to transfer the action to New York. The court denied the Company’s motion to compel arbitration, and the Company appealed that denial to the Ninth Circuit Court of Appeals. The court granted the Company’s motion to stay on November 26, 2012, and the action has been stayed pending resolution of the Company’s appeal from the court’s denial of its motion to compel arbitration. The Company filed its opening brief on the appeal on February 11, 2013. The answering brief was filed on April 13, 2013, and the Company’s reply brief was filed on May 23, 2013. The appeal was argued and submitted on May 16, 2014.

PIN Pad Litigation

As previously disclosed, the Company discovered that PIN pads in certain of its stores had been tampered with to allow criminal access to card data and PIN numbers on credit and debit cards swiped through the terminals. Following public disclosure of this matter on October 24, 2012, the Company was served with four putative class action complaints (three in federal district court in the Northern District of Illinois and one in the Northern District of California), each of which alleged on behalf of national and other classes of customers who swiped credit and debit cards in Barnes & Noble Retail stores common law claims such as negligence, breach of contract and invasion of privacy, as well as statutory claims such as violations of the Fair Credit Reporting Act, state data breach notification statutes, and state unfair and deceptive practices statutes. The actions sought various forms of relief including damages, injunctive or equitable relief, multiple or punitive damages, attorneys’ fees, costs, and interest. All four cases were transferred and/or assigned to a single judge in the United States District Court for the Northern District of Illinois, and a single consolidated amended complaint was filed. The Company filed a motion to dismiss the consolidated amended complaint in its entirety, and in September 2013, the Court granted the motion to dismiss without prejudice. The Plaintiffs then filed an amended complaint, and the Company filed a second motion to dismiss. That motion is pending.

The Company also has received inquiries related to this matter from the Federal Trade Commission and eight state attorneys general, all of which have either been closed or have not had any recent activity. The Company intends to cooperate with them if further activity arises. In addition, payment card companies and associations may impose fines by reason of the tampering and federal or state enforcement authorities may impose penalties or other remedies against the Company.

Lina v. Barnes & Noble, Inc., and Barnes & Noble Booksellers, Inc. et al.

On August 5, 2011, a purported class action complaint was filed against Barnes & Noble, Inc. and Barnes & Noble Booksellers, Inc. in the Superior Court for the State of California making the following allegations against defendants with respect to salaried Store Managers at Barnes & Noble stores located in the State of California from the period of August 5, 2007 to present: (1) failure to pay wages and overtime; (2) failure to pay for missed meals and/or rest breaks; (3) waiting time penalties; (4) failure to pay minimum wage; (5) failure to reimburse for business expenses; and (6) failure to provide itemized wage statements. The claims are generally derivative of the allegation that these salaried managers were improperly classified as exempt from California’s wage and hour laws. The complaint contains no allegations concerning the number of any such alleged violations or the amount of recovery sought on behalf of the purported class. The Company was served with the complaint on August 11, 2011. The parties have completed pre-certification discovery. Plaintiff’s motion for class certification was filed November 11, 2013, Barnes & Noble’s opposition was filed February 28, 2014, and plaintiff’s reply was filed April 11, 2014. The hearing date for the certification motion is scheduled for July 1, 2014. No trial date has been set.

Jones et al v. Barnes & Noble, Inc., and Barnes & Noble Booksellers, Inc. et al.

On April 23, 2013, Kenneth Jones (Jones) filed a purported Private Attorney General Act action complaint against Barnes & Noble, Inc. and Barnes & Noble Booksellers, Inc. in the Superior Court for the State of California making the following allegations against defendants with respect to salaried Store Managers at Barnes & Noble stores located in the State of California: (1) failure to pay wages and overtime; (2) failure to pay for missed meal and/or rest breaks; (3) waiting time penalties; (4) failure to pay minimum wage; (5) failure to provide reimbursement for business expenses; and (6) failure to provide itemized wage statements. The claims are generally derivative of the allegation that Jones and other “aggrieved employees” were improperly classified as exempt from California’s wage and hour laws. The complaint contains no allegations concerning the number of any such alleged violations or the amount of recovery sought on behalf of the plaintiff or the purported aggrieved employees. The case was initially assigned to the Honorable Barbara Scheper. Because the underlying factual claims in the Jones complaint are almost identical to the claims in the Lina v. Barnes & Noble action, the Company filed a Notice of Related Case on May 1, 2013. On May 7, 2013, Judge Michael Johnson (before whom the Lina action is pending) ordered the Jones action related to the Lina action and assigned the Jones action to himself. The Company was served with the complaint on May 16, 2013, and filed an answer on June 10, 2013. The hearing date for the case management conference is scheduled for July 1, 2014.

Cassandra Carag individually and on behalf of others similarly situated v. Barnes & Noble, Inc, Barnes & Noble Booksellers, Inc. and DOES 1 through 100 inclusive

On November 27, 2013, former Associate Store Manager Cassandra Carag (Carag) brought suit in Sacramento County Superior Court, asserting claims on behalf of herself and all other hourly (non-exempt) Barnes & Noble employees in California in the preceding four years for unpaid regular and overtime wages based on alleged off-the-clock work, penalties and pay based on missed meal and rest breaks, and for improper wage statements, payroll records, and untimely pay at separation as a result of the alleged pay errors during employment. Via the complaint, Carag seeks to recover unpaid wages and statutory penalties for all hourly Barnes & Noble employees within California from November 27, 2009 to present. On February 13, 2014, the Company filed an Answer in the state court and concurrently requested removal of the action to federal court. On May 30, 2014, the Court granted Plaintiff’s motion to remand the case to state court and denied Plaintiff’s motion to strike portions of the Answer to the Complaint (referring the latter motion to the lower court for future consideration). Written discovery has begun.

Trimmer v. Barnes & Noble

On January 25, 2013, Steven Trimmer (Trimmer), a former Assistant Store Manager (ASM) of the Company, filed a complaint in the United States District Court for the Southern District of New York alleging violations of the Fair Labor Standards Act (FLSA) and New York Labor Law (NYLL). Specifically, Trimmer alleges that he and other similarly situated ASMs were improperly classified as exempt from overtime and denied overtime wages prior to July 1, 2010, when the Company reclassified them as non-exempt. The complaint seeks to certify a collective action under the FLSA comprised of ASMs throughout the country employed from January 25, 2010 until July 1, 2010, and a class action under the NYLL comprised of ASMs employed in New York from January 25, 2007 until July 1, 2010. The parties have completed the first phase of discovery with respect to the individual claims asserted by Trimmer and one opt-in plaintiff only. The Court has stayed all class-wide discovery at this point. The Company filed a summary judgment motion on November 25, 2013. That motion is fully briefed. The hearing date for the summary judgment motion is scheduled for July 7, 2014.

David Shaev Profit Sharing Account v. Leonard Riggio et al.

On December 17, 2013, David Shaev Profit Sharing Account (Shaev) filed a verified shareholder derivative complaint against Leonard Riggio, George Campbell, Jr., Mark Carleton, William Dillard, II, David Golden, Patricia Higgins, Gregory Maffei and David Wilson (collectively, the defendants), and naming Barnes & Noble, Inc., as nominal defendant, in the Supreme Court of New York, County of New York. The complaint alleges that defendants (1) breached their fiduciary duties by knowingly or recklessly permitting the Company to function without effective internal controls over financial reporting while simultaneously allowing the Company to assure the public that the Company’s internal controls functioned properly; and (2) abused their ability to control and influence the Company. The complaint was served on the Company on December 19, 2013, and assigned to the Commercial Division of the Supreme Court on February 4, 2014. The Company filed a motion to dismiss the complaint on February 14, 2014, and in response, on March 14, 2014, Shaev filed an amended complaint. The Company filed a motion to dismiss the amended complaint on April 11, 2014, and Shaev filed an opposition to the motion to dismiss on May 19, 2014. The Company filed its reply on June 10, 2014.

Taylor v. Barnes & Noble, Inc., et al.

Maitland-Lewis v. Barnes & Noble, Inc., et al.

Anthony Taylor (Taylor) and Stephen Maitland-Lewis (Maitland-Lewis) filed class action complaints for violations of the federal securities law on January 8, 2014, and January 23, 2014, respectively. Both of these actions, which are substantially similar, were filed in the United States District Court for the Southern District of New York. Barnes & Noble, Inc., Leonard Riggio, William Lynch, Jr., and Michael Huseby are named as defendants in the Taylor action. Barnes & Noble, Inc., Michael Huseby, William Lynch, Jr. and Allen Lindstrom are named as defendants in the Maitland-Lewis action. The complaints allege violations of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder (making false statements or otherwise engaging in a scheme to defraud, or omitting to state material facts causing inflation of company stock), and Section 20(a) of the Securities Exchange Act of 1934 (liability for controlling persons). Specifically, plaintiffs allege that the defendants made, or caused the Company to make, false statements or omitted, or caused the Company to omit, material information with respect to the Company’s failure to implement adequate internal controls over financial reporting.

Securities and Exchange Commission (SEC) Investigation

On October 16, 2013, the SEC’s New York Regional office notified the Company that it had commenced an investigation into: (1) the Company’s restatement of earnings announced on July 29, 2013, and (2) a separate matter related to a former non-executive employee’s allegation that the Company improperly allocated certain Information Technology expenses between its NOOK and Retail segments for purposes of segment reporting. The Company is cooperating with the SEC, including responding to requests for documents.